3. Debt (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Details
Notes payable - original issue discount	$ 225,000	$ 225,000	$ 400,000
Convertible notes payable	820,703	641,129	365,350
Test vehicle financing	50,656	61,811	77,075
Note payable - related party	237	237	22,910
Note payable - UPT minority owner	250,000	250,000	250,000
Total	1,346,596	1,178,177	1,115,335
Debt discount	(352,511)	(334,696)	(339,629)
Total	994,085	843,481	775,706
Less: current portion	(743,383)	(825,170)	(697,903)
Debt, long-term portion	$ 250,702	$ 18,311	$ 77,803